Citi Fund Services
800 Boylston Street, 24th Floor
Boston, Massachusetts 02199
April 30, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProFunds - File Nos.: 333-28339 and 811-08239 Rule 497(j) Filing
Dear Ladies and Gentlemen:
As Administrator on behalf of ProFunds (the “Trust”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 120 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on April 27, 2021 (Accession No. 0001683863-21-002647).
Questions related to this filing may be directed to my attention at (617) 859-3439 or, in my absence, to Kristen Freeman, ProFund Advisors LLC, at (240) 497-6400.
Sincerely,
/s/ Jennifer A. English
Jennifer A. English
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